Note 4 - Unproved Mineral Properties	12 Months Ended
Jan. 31, 2013
Unproved Mineral Properties [Text Block]
NOTE 4 – UNPROVED MINERAL PROPERTIES

At January 31, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims. During the year ended January 31, 2013, the Company decided not to proceed with its Veta Negra Project and other generative claims and wrote off all acquisition costs associated with these properties.

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See abandoned claims below.

Abandoned claims

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Veta Negra and Exon claims were a subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. Pibe claim was a subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.